CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 1,292	$ 924
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	34,299,262	33,873,719
Ordinary shares, shares outstanding	33,483,262	33,057,719
Treasury stock, shares	816,000	816,000